Finance (costs)/income (Tables)	6 Months Ended
Jun. 30, 2026
Finance (costs)/income
Schedule of net finance income/(costs)

	3 months ended June 30,		6 months ended June 30,
	2026	2025	2026	2025
	£ 000	£ 000	£ 000	£ 000
Interest income on deposits	487	609	1,009	1,243
Foreign exchange gain	1,739	18,094	—	27,530
Other	—	4	—	—
Total finance income	2,226	18,707	1,009	28,773
Fair value losses on financial liabilities at fair value through profit and loss (note 13)	(4,607)	(296)	(4,717)	(324)
Foreign exchange loss	—	—	(6,010)	—
Interest expense on leases	(57)	(41)	(120)	(78)
Total finance costs	(4,664)	(337)	(10,847)	(402)
Fair value gains on financial liabilities at fair value through profit and loss (note 13)	6,724	—	112,989	258,719
Total related party finance income	6,724	—	112,989	258,719
In-kind interest on financial liabilities at fair value through profit and loss (note 13)	(3,699)	(2,805)	(6,956)	(5,782)
Fair value losses on financial liabilities at fair value through profit and loss (note 13)	—	(140,404)	—	—
Total related party finance costs	(3,699)	(143,209)	(6,956)	(5,782)
Net related party finance income/(costs)	3,025	(143,209)	106,033	252,937
Net finance income/(costs)	587	(124,839)	96,195	281,308